Boston Common ESG Impact Emerging Markets Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 96.5%
Communication Services - 7.5%
80,621	Advanced Info Service PLC	$452,473
1,239,225	Telkom Indonesia Persero Tbk PT	333,370
19,987	SK Telecom Company Ltd. - ADR	446,110
10,506	Tencent Holdings Ltd.	475,556
19,987	SK Telecom Company Ltd. - ADR	1,707,509
Consumer Discretionary - 22.1%
3,083,301	Ace Hardware Indonesia Tbk PT	159,349
90,509	Alibaba Group Holding Ltd. [1]	1,291,146
11,656	BYD Company Ltd. - Class H	469,848
3,508	Coway Company Ltd.	173,565
29,378	Giant Manufacturing Company Ltd.	237,475
62,069	Lojas Renner SA	267,681
10,470	MakeMyTrip Ltd. [1]	268,870
44,600	Midea Group Co Ltd. - Class A	403,678
108,410	Minth Group Ltd.	297,031
5,892	Naspers Ltd. - Class N	860,742
19,431	Trip.com Group Ltd. - ADR	533,381
		4,962,766
Consumer Staples - 5.5%
23,217	Clicks Group Ltd.	390,038
46,333	Hengan International Group Company Ltd.	218,092
267,529	Kimberly-Clark de Mexico - Class A	363,189
509	LG Household & Health Care Ltd.	267,427
		1,238,746
Financials - 17.3%
98,450	China Merchants Bank Company Ltd. - Class H	664,973
3,431	Credicorp Ltd.	411,411
16,606	HDFC Bank Ltd. - ADR	912,666
108,636	Kasikornbank PLC - NVDR	463,584
5,731	OTP Bank Nyrt	128,579
108,775	Ping An Insurance (Group) Company of China Ltd. - Class H	748,725
1,999,117	PT Bank Rakyat Indonesia (Persero) Tbk.	558,285
		3,888,223
Health Care - 6.8%
818,849	China Traditional Chinese Medicine Holdings Company Ltd.	508,435
6,549	Dr. Reddy’s Laboratories Ltd. - ADR	362,749
3,099,999	PT Kalbe Farma Tbk.	345,798
6,886	Shenzhen Mindray Bio-Medical Electronics Company Ltd. - Class A	322,887
		1,539,869
Industrials - 6.9%
11,982	AirTAC International Group	399,933
35,100	Shenzhen Inovance Technology Company Ltd. - Class A	346,280
78,709	WEG SA	397,797
252,981	Weichai Power Company Ltd. - Class H	402,899
		1,546,909
Information Technology - 21.6%
567,384	Chinasoft International Ltd.	582,291
77,874	Delta Electronics, Inc.	580,648
30,712	Infosys Ltd. - ADR	568,479
17,016	Pagseguro Digital Ltd. - Class A [1]	174,244
12,733	SK Hynix, Inc.	899,130
17,070	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,395,473
33,607	Win Semiconductors Corp.	218,188
275,956	Xinyi Solar Holdings Ltd.	427,608
		4,846,061
Materials - 5.2%
905	LG Chem Ltd.	359,540
26,760	Mondi PLC	475,518
3,988	Sociedad Quimica y Minera de Chile SA - ADR	333,118
		1,168,176
Real Estate - 3.0%
286,424	Growthpoint Properties Ltd. - REIT	217,431
96,360	Longfor Group Holdings Ltd.	458,302
		675,733
Utilities - 0.6%
480,741	Beijing Enterprises Water Group Ltd.	145,039

TOTAL COMMON STOCKS (Cost $25,162,287)		21,719,031

PREFERRED STOCKS - 2.6%
Financials - 2.6%
7,305	Bancolombia SA - ADR	225,213
81,864	Itau Unibanco Holding SA - ADR	350,378

TOTAL PREFERRED STOCKS (Cost $690,176)		575,591

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
175,197	First American Treasury Obligations Fund - Class X, 1.314% [2]	175,197

TOTAL SHORT TERM INVESTMENTS (Cost $175,197)		175,197

TOTAL INVESTMENTS - 99.9% (Cost $26,027,660)		22,469,819
Other Assets in Excess of Liabilities - 0.1%		12,518
NET ASSETS - 100.0%		$22,482,337

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of June 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation at June 30, 2022 (Unaudited)

Country	% of Net Assets [1]
China	35.8%
Taiwan	10.8%
Republic of Korea	9.5%
India	9.4%
South Africa	6.5%
Indonesia	6.2%
Brazil	5.3%
Thailand	4.1%
Hong Kong	2.9%
United Kingdom	2.1%
Peru	1.8%
Mexico	1.6%
Chile	1.5%
Colombia	1.0%
Hungary	0.6%

[1] Excludes short-term investments and liabilities in excess of other assets.

Boston Common ESG Impact Emerging Markets Fund
Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Boston Common ESG Impact Emerging Markets Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$446,110	$1,261,399	$-	$1,707,509
Consumer Discretionary	1,069,932	3,892,834	-	4,962,766
Consumer Staples	753,227	485,519	-	1,238,746
Financials	1,324,077	2,564,146	-	3,888,223
Health Care	362,749	1,177,120	-	1,539,869
Industrials	397,797	1,149,112	-	1,546,909
Information Technology	2,138,195	2,707,866	-	4,846,061
Materials	333,118	835,058	-	1,168,176
Real Estate	217,431	458,302	-	675,733
Utilities	-	145,039	-	145,039
Total Common Stocks	7,042,636	14,676,395	-	21,719,031
Preferred Stocks
Financials	575,591		-	575,591
Total Preferred Stocks	575,591	-	-	575,591
Short-Term Investments	175,197	-	-	175,197
Total Investments in Securities	$7,793,424	$14,676,395	$-	$22,469,819